SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest	$ 422
Finance charges		$ 6,807,702
Total expenses	58,651	4,038,994
Total other expenses paid on the Company’s behalf		6,679
Total	58,651	4,045,673
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
DRE Chicago LLC		143,057
Interest	7,187	1,979
Finance charges		375,000
Total other expenses paid on the Company’s behalf		6,679
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Interest	51,042	18,958
Finance charges		3,500,000
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Interest	$ 422